COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
8.	COMMITMENTS AND CONTINGENCIES

(a)	The Group leases premises under various operating leases which do not contain any renewal or escalation clauses. Rental expense under operating leases was $1,133, $1,111 and $1,145 for the years ended March 31, 2015, 2016 and 2017, respectively.

As of March 31, 2017, the Group is committed under operating leases requiring minimum lease payments as follows:

$
Year ending March 31,
2017	1,138
2018	1,158
2019	1,115

3,411

(b)	As of March 31, 2016 and 2017, the Group had commitments for capital expenditure contracted for but not provided in the consolidated financial statements in respect of acquisition of property, plant and equipment of $20 and $nil, respectively.